Differences between Financial Statements and Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Differences between Financial Statements and Form 5500	Differences between Financial Statements and Form 5500
The Plan records the synthetic GICs at contract value on the statements of net assets available for benefits. These contracts are recorded at fair value on the Form 5500; therefore, the adjustment from contract value to fair value represents a reconciling item. If applicable, distributions payable to participants are not included as a liability within net assets available for benefits in the accompanying financial statements, however, they are recorded as liabilities in the Plan’s Form 5500.

The following is a reconciliation of net assets available for benefits per the financial statements, as of December 31, to the Form 5500:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$6,386,710	$5,757,075
Deemed distributions of participant loans	(100)	(37)
Adjustments from contract value to fair value for fully benefit-responsive contracts	(5,416)	(13,107)
Net assets available for benefits per Form 5500	$6,381,194	$5,743,931
The following is a reconciliation of total additions per the financial statements to total additions per the Form 5500 for the year ended December 31:

(in thousands)	2025
Total additions per the financial statements	$1,122,282
Adjustment from contract value to fair value for fully-benefit responsive investment contracts at December 31, 2025	(5,416)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at December 31, 2024	13,107
Total additions per Form 5500	$1,129,973

The following is a reconciliation of total deductions per the financial statements to total deductions per the Form 5500 for the year ended December 31:

(in thousands)	2025
Total deductions per the financial statements	$492,647
Deemed distributions of participant loans at December 31, 2025	100
Deemed distributions of participant loans at December 31, 2024	(37)
Total deductions per Form 5500	$492,710